UNITED STATES	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2012- June 30, 2013

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22294

Reporting Period: 07/01/2012 - 06/30/2013

Western Asset Investment Grade Defined Opprtunity Trust Inc.

========== Western Asset Investment Grade Defined Opportunity Trust  ===========

==========                           Inc.                            ===========

CITIGROUP INC.

Ticker:       C              Security ID:  172967424

Meeting Date: APR 24, 2013   Meeting Type: Annual

Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT For       For          Management

1B.   ELECTION OF DIRECTOR: FRANZ B. HUMER    For       For          Management

1C.   ELECTION OF DIRECTOR: ROBERT L. JOSS    For       For          Management

1D.   ELECTION OF DIRECTOR: MICHAEL E.        For       For          Management

      O'NEILL

1E.   ELECTION OF DIRECTOR: JUDITH RODIN      For       For          Management

1F.   ELECTION OF DIRECTOR: ROBERT L. RYAN    For       For          Management

1G.   ELECTION OF DIRECTOR: ANTHONY M.        For       For          Management

      SANTOMERO

1H.   ELECTION OF DIRECTOR: JOAN E. SPERO     For       For          Management

1I.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   For       For          Management

1J.   ELECTION OF DIRECTOR: WILLIAM S.        For       For          Management

      THOMPSON, JR.

1K.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   For       For          Management

      PONCE DE LEON

2.    PROPOSAL TO RATIFY THE SELECTION OF     For       For          Management

      KPMG LLP AS CITI'S INDEPENDENT

      REGISTERED PUBLIC ACCOUNTING FIRM FOR

      2013.

3.    ADVISORY APPROVAL OF CITI'S 2012        For       For          Management

      EXECUTIVE COMPENSATION.

4.    AMENDMENT TO THE CITIGROUP 2009 STOCK   For       For          Management

      INCENTIVE PLAN (RELATING TO DIVIDEND

      EQUIVALENTS).

5.    STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Against      Shareholder

      EXECUTIVES RETAIN A SIGNIFICANT

      PORTION OF THEIR STOCK UNTIL REACHING

      NORMAL RETIREMENT AGE.

6.    STOCKHOLDER PROPOSAL REQUESTING A       Against   Against      Shareholder

      REPORT ON LOBBYING AND GRASSROOTS

      LOBBYING CONTRIBUTIONS.

7.    STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Against      Shareholder

      THE BOARD INSTITUTE A POLICY TO MAKE

      IT MORE PRACTICAL TO DENY

      INDEMNIFICATION FOR DIRECTORS.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Western Asset Investment Grade Defined Opportunity Trust Inc.

By (Signature and Title)*	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chairman, President and Chief Executive Officer

Date	August 16, 2013

* Print the name and title of each signing officer under his or her signature.